NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated June 15, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Small Cap Value Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on June 15, 2011, the Board approved the termination of Aberdeen Asset Management, Inc. (“Aberdeen”) as a subadviser to the NVIT Multi-Manager Small Cap Value Fund (the “Fund”).  This change is anticipated to take effect upon the close of business on July 8, 2011 (the “Small Cap Value Fund Effective Date”).

2.	As of the Small Cap Value Fund Effective Date, the Prospectus is revised as follows:

a.	Under the “Principal Investment Strategies” heading on page 26, the second paragraph is deleted and replaced with the following:

The Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in small-cap securities in a different manner from each other. For example, as of the date of this Prospectus, one subadviser selects companies for long-term investment, while the other subadviser uses quantitative and fundamental analysis to enhance returns and reduce its portion’s volatility. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

b.	Under the “Principal Investment Strategies” heading on page 47, the first two sentences of the second paragraph are deleted and replaced with the following:

The Fund consists of two portions managed by different subadvisers.  NFA has selected Epoch Investment Partners, Inc. and JPMorgan Investment Management Inc. as subadvisers to each manage the assets of a portion of the Fund.

c.	All other references to Aberdeen are accordingly deleted.

NVIT Multi-Manager Small Company Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on June 15, 2011, the Board approved the termination of Aberdeen Asset Management, Inc. (“Aberdeen”) and Waddell & Reed Investment Management Company (“WRIMCO”) as subadvisers to the NVIT Multi-Manager Small Company Fund (the “Fund”), and approved the appointment of OppenheimerFunds, Inc. (“Oppenheimer”) to subadvise a portion of the Fund.  These changes are anticipated to take effect on or about July 8, 2011 (the “Small Company Fund Effective Date”).

2.	As of the Small Company Fund Effective Date, the Prospectus is revised as follows:

a.	Under the “Principal Investment Strategies” heading on page 30, the second paragraph is deleted and replaced with the following:

The Fund consists of four portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in small-cap stocks in a different manner from each other. For example, one subadviser favors a “value” style of investing, which means buying equity securities that the subadviser believes to be trading at prices that do not reflect a company’s value.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. Another subadviser looks for companies with high growth potential based on fundamental analysis, and a third subadviser looks for undervalued small-cap companies whose current product lines and balance sheets are strong.  NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

b.	On page 31 of the Prospectus, the information following “Portfolio Management – Subadvisers” is deleted and replaced with the following:

Morgan Stanley Investment Management Inc. (“MSIM”)
Neuberger Berman Investment Management Inc. (“Neuberger Berman”)
OppenheimerFunds, Inc. (“Oppenheimer”)
Putnam Investment Management, LLC (“Putnam”)

c.
On page 31 of the Prospectus the information following “Portfolio Management – Portfolio Managers” is revised to delete references to Aberdeen and WRIMCO, and to add the following with respect to Oppenheimer:

Portfolio Manager	Title	Length of Service
Oppenheimer
Ronald J. Zibelli, Jr., CFA	Vice President	Since May 2006

d.	Under the “Principal Investment Strategies” heading on page 49, the third paragraph is deleted and replaced with the following:

The Fund consists of four portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has selected Morgan Stanley Investment Management Inc., Neuberger Berman Management, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, LLC as subadvisers to each manage the assets of a portion of the Fund. The subadvisers have been chosen because they approach investing in small-cap securities in a different manner from each other. NFA allocates assets to subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.

e.	The information on pages 49-50 under the “Principal Investment Strategies” heading that relates to WRIMCO and Aberdeen is deleted and replaced with the following:

OPPENHEIMERFUNDS, INC. (“OPPENHEIMER”) – looks for companies with high growth potential using fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry. Oppenheimer also evaluates research on particular industries, market trends and general economic conditions. In seeking companies for investment, Oppenheimer considers the following factors:

▪	companies with management that has a proven ability to handle rapid growth;
▪	companies with innovative products or services and
▪	companies with above average growth profiles and what Oppenheimer believes to be sustainable growth rates.

NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager Small Company Fund

1.	The information on pages 54-55 of the Prospectus following “Fund Management - Subadvisers” that relates to Aberdeen and WRIMCO is deleted and replaced with the following:

OPPENHEIMERFUNDS, INC. (“OPPENHEIMER”) is subadviser for a portion of the NVIT Multi-Manager Small Cap Growth Fund and a portion of the NVIT

Multi-Manager Small Company Fund. Oppenheimer is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281. Oppenheimer manages open-end mutual funds, and is the parent company of several other companies that provide investment advisory services for institutional clients and distribution and shareholder services for other investment companies. Oppenheimer is wholly owned by Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (“WRIMCO”) is the subadviser for a portion of the NVIT Multi-Manager Small Cap Growth Fund. WRIMCO is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. WRIMCO acts as investment manager to numerous investment companies and accounts.

2.	The paragraphs on page 59 of the Prospectus following “Fund Management – Portfolio Management” that relates to Aberdeen and WRIMCO are deleted and replaced with the following:

Oppenheimer

Ronald J. Zibelli, Jr., CFA, is responsible for the day-to-day management of Oppenheimer’s portion of the Fund. Mr. Zibelli has been a Vice President of Oppenheimer since May 2006. Prior to that, he was Managing Director and Small Cap Growth Team Leader for six years at Merrill Lynch Investment Managers.

3.
Shareholders of the NVIT Multi-Manager Small Company Fund will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about Oppenheimer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE